INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
As of the beginning of period	$ 74,573,278	$ 67,853,835
Additions	4,078,549	6,117,779
Disposals	(8,272)	(11,747)
Depreciation of the period	(3,035,184)	(2,556,422)
Foreign currency translation	(707,128)	(15,316)
As of the end of period	74,901,243	71,388,129
Capitalized financial costs	144,360	47,542
Office equipment
Property, plant and equipment
As of the beginning of period	410,338	263,892
Additions	17,929	52,158
Depreciation of the period	(39,218)	(33,828)
Foreign currency translation	(15,717)	(2,114)
As of the end of period	373,332	280,108
Vehicles
Property, plant and equipment
As of the beginning of period	2,200,349	2,032,853
Additions	29,675	556,237
Disposals	(8,272)	(9,013)
Depreciation of the period	(447,262)	(416,309)
Foreign currency translation	(1,330)	13,917
As of the end of period	1,773,160	2,177,685
Equipment and computer software
Property, plant and equipment
As of the beginning of period	507,469	174,399
Additions	26,008	101,224
Depreciation of the period	(119,943)	(83,364)
Foreign currency translation	(28,600)	(1,562)
As of the end of period	384,934	190,697
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,786,470	2,862,949
Additions	8,834	10,483
Disposals		(2,734)
Depreciation of the period	(454,316)	(394,798)
Foreign currency translation	59	(6,134)
As of the end of period	2,341,047	2,469,766
Machinery and equipment
Property, plant and equipment
As of the beginning of period	16,710,328	14,463,756
Additions	474,971	275,297
Transfers	73,221
Depreciation of the period	(1,464,721)	(1,185,336)
Foreign currency translation	(364,814)	2,496
As of the end of period	15,428,985	13,556,213
Land and buildings
Property, plant and equipment
As of the beginning of period	39,677,902	36,144,792
Additions		10,351
Transfers	46,431
Depreciation of the period	(509,724)	(442,787)
Foreign currency translation	(260,985)	33,183
As of the end of period	38,953,624	35,745,539
Buildings in progress
Property, plant and equipment
As of the beginning of period	12,280,422	11,911,194
Additions	3,521,132	5,112,029
Transfers	(119,652)
Foreign currency translation	(35,741)	(55,102)
As of the end of period	$ 15,646,161	$ 16,968,121